Income Taxes (Details) - Schedule of reconciliation of income tax (provision) benefit at the statutory rate - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Rate Reconciliation
Expected tax at statutory rate			$ (2,186,700)	$ (1,208,600)
Permanent differences			1,041,000	354,200
State income tax, net of federal benefit			(192,100)	(143,300)
State rate change - federal impact
State rate change adjustment
Foreign taxes at rate different than US taxes
Current year change in valuation allowance			320,900	997,700
Prior year true-ups			1,016,900
Income tax provision (benefit)